INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the Company's changes in gross uncertain tax positions
Gross reserve for uncertain tax positions related to foreign and domestic matters, including penalties and interest	$ 102.6	$ 64.7	$ 29.7	$ 13.6
Increases based on current year tax positions	23.8	17.8	14.6
Decreases based on current year tax positions	0	0	0
Increases based on prior year tax positions	18.9	21.4	1.7
Decreases based on prior year tax positions	0	0	(0.3)
Settlements	0	0	(0.1)
Lapse of statute of limitations	(3.8)	(5.2)	0
Cumulative translation adjustment	(1.0)	1.0	0.2
Unrecognized Tax Benefits reversing within 12 months	10
Amounts of uncertain tax positions that, if recognized, would impact effective tax rate	48.6	18.9	10.9
Interest and penalties related to uncertain tax positions, included in other liabilities	14.8	11.2
Amount of interest and penalties included as a component of provision for income taxes	$ 3.0	$ 5.0	$ 0.6